RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,175)	R$ (2,617)
Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(74,656)	(53,495)
Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (153,697)	(113,306)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (25)	(63)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(14,760)	(21,058)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (27,497)	(41,285)
Sensitivity Analysis Trading Portfolio Price Indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (3,861)	(3,129)
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(130,968)	(51,918)
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (266,123)	(110,853)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (18)	(2)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(2,783)	(339)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (5,489)	(670)
Sensitivity Analysis Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 1,507	800
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	37,669	20,000
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 75,338	40,000
Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 1,188	(130)
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	29,696	(3,256)
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 59,392	(6,512)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 128	42
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	8,831	3,942
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 15,365	7,744
Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (94)	(135)
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(2,341)	(866)
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (4,683)	R$ (1,730)